Other investments (Tables)	12 Months Ended
Jun. 30, 2021
Other investments
Summary of financial assets measured at FVTPL

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Financial assets measured at FVTPL
- Investment in a trust investment scheme	—	102,968
	—	102,968